Shareholder Report, Line Graph (Details) LMZ0900_Franklin Multi-Asset Variable Moderate Growth Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 21,476	$ 18,601	$ 15,789	$ 18,437	$ 15,803	$ 14,228	$ 11,815	$ 12,606	$ 10,799	$ 10,000	$ 24,668
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Composite Benchmark
Accumulated Value	21,520	19,098	16,195	19,377	16,990	14,700	11,994	12,697	10,976	10,000	$ 24,921
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,630	$ 10,628	$ 10,265	$ 10,000	$ 12,199